Trade and Other Payables	12 Months Ended
Jun. 30, 2026
Trade and Other Payables [Abstract]
Trade and Other Payables
15.	Trade and Other Payables

	2026 $’000	2025 $’000
Trade payables	16,827	18,172
Accrued expenses	17,175	12,637
Other payables – contract liabilities	9,237	–
Other payables	1,983	1,642
Total trade and other payables	45,222	32,451
Comprising:
Current	45,222	32,451
Non-current	–	–

Recognition and measurement

Trade and other payables represent the liabilities for goods and services received by the Group that remain unpaid at the end of the reporting period. The balance is recognised as a current liability, with amounts normally paid within 30 days of recognition of the liability. Amounts are initially recognised at fair value and subsequently measured at amortised cost, except for provisionally priced contracts which are held at fair value in accordance with IFRS 9 Financial Instruments.

The carrying value of trade and other payables is considered to approximate fair value due to the short-term nature of the payables, except for provisional pricing adjustments which are categorised as Level 2 in the fair value hierarchy.